Commitments (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$3.07
Balance, September 30, 2012	4,250,141	$1.16
Expired	(1,549,628)	$2.56
Balance, June 30, 2013	2,700,513	$0.75

		Weighted
		Average
		Exercise
	Number of Shares	Price

Balance, September 30, 2010	2,047,151	$2.87
Expired	(148,749)	$2.64
Exercised	(700,000)	$2.25
Issued	1,457,077	$3.07
Balance, September 30, 2011	2,655,479	$3.16
Expired	(1,552,651)	$3.16
Issued	3,147,313	$0.93
Balance, September 30, 2012	4,250,141	$1.16

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number	Exercise Price	Expiry Date
853,075	$3.00	November 18, 2012
16,419	$4.50	November 25, 2012
307,800	$2.00	December 6, 2012
200,000	$1.50	January 5, 2013
135,000	$2.00	February 9, 2013
4,000	$2.00	February 9, 2013
33,334	$4.00	April 20, 2013
2,700,513	$0.75	November 30, 2013
4,250,141

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
	Number of	Average	Weighted Average
	Shares	Exercise Price	Grant Date fair value
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Expired	(150,000)	$3.86
Forfeited	(150,000)	$2.90
Outstanding at June 30, 2013	1,475,000	$2.77
Exercisable at June 30, 2013	705,000	$2.86
Exercisable at September 30, 2012	905,000	$2.81

		Weighted
		Average	Weighted
		Exercise	Average Grant
	Number of Shares	Price	Date fair value
Outstanding at September 30, 2010	2,775,000	$3.29
Forfeited	(1,000,000)	$3.93
Cancelled	(50,000)	$2.75
Granted	650,000	$4.06	$2.95
Outstanding at September 30, 2011	2,375,000	$3.18
Forfeited	(1,100,000)	$2.82
Granted	500,000	$1.50	$0.72
Outstanding at September 30, 2012	1,775,000	$2.94
Exercisable at September 30, 2012	905,000	$2.81
Exercisable at September 30, 2011	930,000	$2.90

Schedule of Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
150,000	(1)	150,000	$3.10	June 30, 2014	-	1.00
400,000	(2)	400,000	$2.50	September 15, 2013	-	0.21
500,000	(3)	-	$2.50	October 19, 2013	-	0.30
5,000	(4)	5,000	$2.50	March 2, 2014	-	0.67
50,000	(5)	50,000	$3.50	June 30, 2014	-	1.00
100,000	(6)	100,000	$3.67	March 30, 2016	-	2.75
270,000	(7)	-	$3.00	February 8, 2017	-	3.61
1,475,000		705,000			-

Number of Shares					Aggregate	Remaining
		Number	Exercise		Intrinsic	Contractual
Total		Vested	Price	Expiry Date	Value	Life (yrs)
50,000	(1)	50,000	$3.75	November 1, 2012	-	0.09
100,000	(2)	-	$3.86	December 1, 2012	-	0.17
150,000	(3)	150,000	$3.10	June 30, 2014	-	1.75
400,000	(4)	400,000	$2.50	September 15, 2013	-	0.96
500,000	(5)	-	$2.50	October 19, 2013	-	1.04
5,000	(6)	5,000	$2.50	March 2, 2014	-	1.42
50,000	(7)	50,000	$3.50	June 30, 2014	-	1.75
150,000	(8)	150,000	$3.72	February 24, 2016	-	3.40
100,000	(9)	100,000	$3.67	March 30, 2016	-	3.50
270,000	(10)	-	$3.00	February 8, 2017	-	4.36
1,775,000		905,000			-

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Nine months ended June 30, 2013
	2013	2012
Risk-free interest rate	-	0.83% - 2.19%
Expected life of options	-	4.25 - 5.0 years
Annualized volatility	-	57.87% - 95.25%
Dividend rate	-	0.00%

	2012	2011
Risk-free interest rate	0.83% - 2.19%	0.96% - 2.21%
Expected life of options	4.25 - 5.0 years	4.5 - 5.0 years
Annualized volatility	57.87% - 95.25%	56.27% - 62.52%
Dividend rate	0%	0%

Schedule of Nonvested Share Activity [Table Text Block]
			Weighted
			Average
	Number of	Weighted Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82
Expired	(100,000)	$3.86	$2.49
Unvested options at June 30, 2013	770,000	$2.68	$1.74

			Weighted
		Weighted	Average
	Number of	Average	Grant-Date
	Shares	Exercise Price	Fair Value
Unvested options at September 30, 2010	1,161,667	$2.98	$1.80
Granted	650,000	$4.06	$2.61
Forfeited/Cancelled	(225,000)	$3.47	$2.51
Vested	(141,667)	$3.57	$2.59
Unvested options at September 30, 2011	1,445,000	$3.33	$2.17
Granted	500,000	$1.50	$0.72
Forfeited	(900,000)	$2.74	$1.60
Vested	(175,000)	$3.71	$2.70
Unvested options at September 30, 2012	870,000	$2.81	$1.82

Shares Issued For Services [Table Text Block]
	Three months ended		Nine months ended
	June 30,		June 30,
	2013	2012	2013	2012
Consulting fees	$-	$93,600	$-	$312,903
Research and development		-		80,200
	$-	$93,600	$-	$393,103

	Years ended September 30,
	2012	2011
Consulting fees	$312,903	$1,273,162
Research and development	80,200	-
	$393,103	$1,273,162